COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

29.    COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s commitments primarily related to capital contribution obligation for certain investment funds. Total commitments contracted but not yet reflected in the consolidated financial statements amounted to nil and US$104 million as of December 31, 2020 and 2021, respectively.

Contingencies

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction in which they operate. As of the date of approval of the consolidated financial statements, the Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis and evaluates whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly. As of December 31, 2020 and 2021, the Group did not make any provision for the aforementioned loss contingency.